Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Exposure to Commodity Price Risk

The table below summarizes the impact on pre-tax earnings and equity for changes in commodity prices on the fair value of derivatives and the provisionally invoiced sales volumes.

	As at December 31,
	2017	2016
Copper increase/decrease by US$0.33/lb (2016: US$0.25/lb)[1,2]	6,645	4,778

[1]

The analysis is based on the assumption that the year-end copper price increases 10 percent with all other variables held constant. The relationship between the year-end copper price and the strike price of copper options has significant influence over the fair value of the derivatives. As such, a 10% decrease in the year-end copper price will not result in an equal but opposite impact on earnings after tax and equity. The closing exchange rate for the year ended December 31, 2017 of CAD/USD 1.25 (2016: 1.34) was used in the analysis.

[2]	At December 31, 2017, 16 million (2016: 14 million) pounds of copper in concentrate were exposed to copper price movements.

Summary of Impact on Earnings After Tax and Equity

The table below summarizes the impact on earnings after tax and equity for a change of 100 basis points in interest rates at the reporting date. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. This assumes that the change in interest rates is effective from the beginning of the financial year and balances are constant over the year. However, interest rates and balances of the Company may not remain constant in the coming financial year and therefore such sensitivity analysis should be used with care.

	Years ended December 31,
	2017	2016
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(1,340)	—
Capital leases	(176)	(200)
Secured equipment loans	(96)	(160)
Senior notes	—	(1,960)
Senior secured credit facility	—	(246)

	(1,612)	(2,566)

Cash flow sensitivity for variable-rate instruments
Cash and equivalents	645	171
Reclamation deposits	209	192

	854	363

Schedule of Changes in Assets and Liabilities on Basis of Strengthening CAD Against USD

The following table demonstrates the sensitivity to a 10% strengthening in the CAD against the USD. With all other variables held constant, the Company’s shareholders equity and earnings after tax would both increase/(decrease) due to changes in the carrying value of monetary assets and liabilities. A weakening in the CAD against the USD would have had the equal but opposite effect to the amounts shown below.

	Year ended December 31,
	2017	2016
Cash and equivalents	(4,966)	(5,429)
Accounts receivable	(1,435)	(699)
Copper put option contracts	(24)	(12)
Accounts payable and accrued liabilities	344	283
Senior secured notes	23,293	—
Senior notes	—	20,193
Senior secured credit facility	—	7,435
Equipment loans	27	547

Summary of Fair Value Measurement of Assets

The Company uses the fair value hierarchy described in Note 2.4(c) for determining the fair value of instruments that are measured at fair value.

	Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets designated at FVTPL
Copper put option contracts	—	331	—	331
Available-for-sale financial assets
Marketable Securities	2,444	—	—	2,444
Investment in subscription receipts (Note 12)	—	—	2,400	2,400
Reclamation deposits	30,638	—	—	30,638

	33,082	331	2,400	35,813

December 31, 2016
Financial assets designated at FVTPL
Copper put option contracts	—	155	—	155
Available-for-sale financial assets
Marketable Securities	1,419	—	—	1,419
Investment in subscription receipts (Note 12)	—	—	10,333	10,333
Reclamation deposits	30,535	—	—	30,535

	31,954	155	10,333	42,442

Summary of Capital Management

In order to maintain or adjust the capital structure, the Company may issue or buy back equity, issue, buy back or repay debt, sell assets, or return capital to shareholders.

	December 31, 2017	December 31, 2016
Cash	(80,231)	(89,030)
Current portion of long-term debt	11,270	16,157
Long-term debt	317,948	373,133

Net debt	248,987	300,260

Shareholders’ equity	367,080	338,939